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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation Trust
                 -------------------------------------
   Address:      2365 Carillon Point
                 -------------------------------------
                 Kirkland, WA 98033
                 -------------------------------------

Form 13F File Number: 28-10098
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

         /s/Michael Larson          Kirkland, Washington    November 14, 2008
   -----------------------------    --------------------    -----------------
            [Signature]                [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1
                                        --------------------

Form 13F Information Table Entry Total:   56
                                        --------------------

Form 13F Information Table Value Total: $ 11,206,367
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number         Name

1         28-05147                     Michael Larson
------       -----------------         ---------------------------------

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                                                  FORM 13F INFORMATION TABLE
                                                   As of September 30, 2008

COLUMN 1                         COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
                                                         VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMOUNT PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
-------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                   COM            002824100 $   199,808  3,470,100 SH         OTHER       1           3,470,100
AMERICAN INTL GROUP INC       COM            026874107 $     8,325  2,500,000 SH         OTHER       1           2,500,000
ARCHER DANIELS MIDLAND CO     COM            039483102 $    47,705  2,177,300 SH         OTHER       1           2,177,300
AUTONATION                    COM            05329W102 $    87,021  7,742,100 SH         OTHER       1           7,742,100
BANK FLA NAPLES CORP          COM            062128103 $     2,095    253,900 SH         OTHER       1             253,900
BAXTER INTL INC               COM            071813109 $   131,260  2,000,000 SH         OTHER       1           2,000,000
BERKSHIRE HATHAWAY INC DEL    CL B           084670207 $ 6,048,619  1,376,250 SH         OTHER       1           1,376,250
BP PLC                        SPONSORED ADR  055622104 $   232,438  4,633,000 SH         OTHER       1           4,633,000
CANADIAN NATL RY CO           COM            136375102 $   375,449  7,849,653 SH         OTHER       1           7,849,653
CATERPILLAR INC DEL           COM            149123101 $   240,784  4,040,000 SH         OTHER       1           4,040,000
COCA COLA CO                  COM            191216100 $   141,824  2,682,000 SH         OTHER       1           2,682,000
COCA COLA FEMSA S A B DE C V  SPON ADR REP L 191241108 $   230,152  4,561,072 SH         OTHER       1           4,561,072
COMCAST CORP NEW              CL A SPL       20030N200 $    53,244  2,700,000 SH         OTHER       1           2,700,000
COSTCO WHSL CORP NEW          COM            22160K105 $   365,426  5,628,000 SH         OTHER       1           5,628,000
COX RADIO INC                 CL A           224051102 $     1,056    100,000 SH         OTHER       1             100,000
CROCS INC                     COM            227046109 $     7,160  2,000,000 SH         OTHER       1           2,000,000
CROWN CASTLE INTL CORP        COM            228227104 $   154,494  5,332,900 SH         OTHER       1           5,332,900
DAIMLER AG                    REG SHS        D1668R123 $    43,521    861,800 SH         OTHER       1             861,800
DICKS SPORTING GOODS INC      COM            253393102 $    20,559  1,050,000 SH         OTHER       1           1,050,000
DISNEY WALT CO                COM DISNEY     254687106 $     3,069    100,000 SH         OTHER       1             100,000
EASTMAN KODAK CO              COM            277461109 $    93,049  6,050,000 SH         OTHER       1           6,050,000
EXPEDITORS INTL WASH INC      COM            302130109 $    57,416  1,648,000 SH         OTHER       1           1,648,000
EXXON MOBIL CORP              COM            30231G102 $   293,943  3,785,000 SH         OTHER       1           3,785,000
FEDEX CORP                    COM            31428X106 $   120,536  1,525,000 SH         OTHER       1           1,525,000
GREATER CHINA FD INC          COM            39167B102 $     1,561    166,414 SH         OTHER       1             166,414
GRUPO TELEVISA SA DE CV       SP ADR REP ORD 40049J206 $   135,393  6,190,800 SH         OTHER       1           6,190,800
HOME DEPOT INC                COM            437076102 $    36,298  1,402,000 SH         OTHER       1           1,402,000
HSN INC                       COM            404303109 $     2,356    214,000 SH         OTHER       1             214,000
IAC INTERACTIVECORP           COM PAR $.001  44919P508 $     9,256    535,000 SH         OTHER       1             535,000
INTERVAL LIESURE GROUP INC    COM            46113M108 $     2,226    214,000 SH         OTHER       1             214,000
JOHNSON & JOHNSON             COM            478160104 $   174,250  2,515,156 SH         OTHER       1           2,515,156
LILLY ELI & CO                COM            532457108 $    41,300    938,000 SH         OTHER       1             938,000
MARTIN MARIETTA MATLS INC     COM            573284106 $    27,995    250,000 SH         OTHER       1             250,000
MCDONALDS CORP                COM            580135101 $   300,325  4,867,500 SH         OTHER       1           4,867,500
MERCK & CO INC                COM            589331107 $   254,391  8,060,550 SH         OTHER       1           8,060,550
NORFOLK SOUTHERN CORP         COM            655844108 $    52,968    800,000 SH         OTHER       1             800,000
NUVELO INC                    COM NEW        67072M301 $        15     33,333 SH         OTHER       1              33,333
PFIZER INC                    COM            717081103 $    62,525  3,390,700 SH         OTHER       1           3,390,700
PHILIPPINE LONG DIST TEL      SPONSORED ADR  718252604 $     1,600     28,400 SH         OTHER       1              28,400
PROGRESSIVE CORP OHIO         COM            743315103 $    34,800  2,000,000 SH         OTHER       1           2,000,000
RADNET INC                    COM            750491102 $     2,525    629,779 SH         OTHER       1             629,779
REPUBLIC SVCS INC             COM            760759100 $    40,473  1,350,000 SH         OTHER       1           1,350,000
RESMED INC                    COM            761152107 $       944     21,953 SH         OTHER       1              21,953
SCHERING PLOUGH CORP          COM            806605101 $   276,260 14,957,200 SH         OTHER       1          14,957,200
SEATTLE GENETICS INC          COM            812578102 $    37,676  3,521,088 SH         OTHER       1           3,521,088
SONY CORP                     ADR NEW        835699307 $     3,087    100,000 SH         OTHER       1             100,000
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209 $    12,711    277,595 SH         OTHER       1             277,595
TICKETMASTER                  COM            88633P302 $     2,296    214,000 SH         OTHER       1             214,000
TRACTOR SUPPLY CO             COM            892356106 $    42,050  1,000,000 SH         OTHER       1           1,000,000
TREE COM INC                  COM            894675107 $       172     35,666 SH         OTHER       1              35,666
TYCO INTL LTD BERMUDA         SHS            G9143X208 $    41,989  1,199,000 SH         OTHER       1           1,199,000
VIACOM INC NEW                CL B           92553P201 $    12,420    500,000 SH         OTHER       1             500,000
WAL MART STORES INC           COM            931142103 $   284,657  4,753,000 SH         OTHER       1           4,753,000
WASHINGTON MUT INC            COM            939322103 $       246  3,000,000 SH         OTHER       1           3,000,000
WASTE MGMT INC DEL            COM            94106L109 $   214,737  6,819,201 SH         OTHER       1           6,819,201
WYETH                         COM            983024100 $   137,912  3,733,400 SH         OTHER       1           3,733,400
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